EARNINGS PER SHARE (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Denominator - Number of shares (in millions):
Weighted average number of shares outstanding - basic	515,000,000	515,000,000
Employee stock options and restricted share units (in shares)	2,000,000	2,000,000
Weighted average number of shares outstanding - diluted	517,000,000	517,000,000
Basic (in dollars per share)	CAD 3.32	CAD 1.62
Diluted (in dollars per share)	CAD 3.31	CAD 1.62
Antidilutive securities (in shares)	489,835	0